United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-6447

(Investment Company Act File Number)

Federated Hermes Fixed Income Securities, Inc.

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Hermes Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/21

Date of Reporting Period: Six months ended 03/31/21

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2021

Share Class | Ticker	A | FMUUX	Institutional | FMUSX	R6 | FMULX

Federated Hermes Municipal Ultrashort Fund
(formerly, Federated Municipal Ultrashort Fund)
Fund Established 2000

A Portfolio of Federated Hermes Fixed Income Securities, Inc.
(formerly, Federated Fixed Income Securities, Inc.)
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2020 through March 31, 2021.
While the pandemic continues to present challenges to our lives, families and businesses, I want you to know that Federated Hermes remains dedicated to helping you successfully navigate the markets ahead. You can count on us for the insights, investment management knowledge and client service that you have come to expect. Please refer to our website, FederatedInvestors.com, for timely updates on this and other economic and market matters.
Thank you for investing with us. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ▪ May Lose Value ▪ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2021, the Fund’s sector composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
General Obligation—Local	24.6%
Industrial Development Bond/Pollution Control Revenue	11.6%
Electric & Gas	10.4%
Hospital	8.0%
Multi-Family Housing	7.9%
Prepaid Gas Utility	6.3%
General Obligation—State	4.6%
Toll Road	4.4%
Higher Education	3.1%
Other Transportation	3.0%
Other[2]	18.7%
Other Assets and Liabilities—Net[3]	(2.6)%
TOTAL	100%
1
Sector classifications, and the assignment of holdings to such sectors, are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser. For securities that have been enhanced by a third-party guarantor, such as bond insurers and banks, sector classifications are based upon the economic sector and/or revenue source of the underlying obligor, as determined by the Fund’s Adviser.
2
For purposes of this table, sector classifications constitute 83.9% of the Fund’s total net assets. Remaining sectors have been aggregated under the designation “Other.”
3
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2021 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—77.7%
		Alabama—2.3%
$1,250,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2021	$1,257,050
1,425,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2022	1,484,511
1,500,000		Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 4 (Series 2019A-1), (Morgan Stanley GTD), 4.000%, 6/1/2023	1,614,274
22,500,000	[1]	Black Belt Energy Gas District, AL, Gas Prepay Revenue Bonds Project No. 3 (Series 2018B-1) FRNs, (Goldman Sachs Group, Inc. GTD), 0.977% (1-month USLIBOR x 0.67 +0.900%), Mandatory Tender 12/1/2023	22,669,492
2,000,000		Lower Alabama Gas District, Gas Project Revenue Bonds Project No. 2 (Series 2020A) TOBs, (Goldman Sachs Group, Inc. GTD), 4.000%, Mandatory Tender 12/1/2025	2,278,701
3,650,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2019A) TOBs, 2.000%, Mandatory Tender 10/1/2024	3,801,686
5,250,000		Selma, AL IDB (International Paper Co.), Gulf Opportunity Zone Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	5,359,020
30,000,000	[1]	Southeast Alabama Gas Supply District, Gas Supply Revenue Bonds Project No. 2 (Series 2018B) FRNs, (Morgan Stanley GTD), 0.923% (1-month USLIBOR x 0.67 +0.850%), Mandatory Tender 6/1/2024	30,203,277
		TOTAL	68,668,011
		Arizona—1.0%
5,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2019) TOBs, 5.000%, Mandatory Tender 6/3/2024	5,676,700
4,000,000		Coconino County, AZ Pollution Control Corp. (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017A) TOBs, 1.875%, Mandatory Tender 3/31/2023	4,104,804
2,500,000		Maricopa County, AZ Pollution Control Corp. (Public Service Co., NM), Pollution Control Revenue Refunding Bonds Palo Verde Project (Series 2003A) TOBs, 1.050%, Mandatory Tender 6/1/2022	2,513,301
10,000,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013) TOBs, 0.180%, Mandatory Tender 5/3/2021	10,000,155
2,980,000		Tempe, AZ IDA (Mirabella at ASU), Revenue Bonds (Series 2017B), 4.000%, 10/1/2023	2,980,887
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Arizona—continued
$4,000,000	[2]	Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	$4,014,774
		TOTAL	29,290,621
		California—2.9%
7,250,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021B) FRNs, 0.320% (SIFMA 7-day +0.280%), Mandatory Tender 4/1/2024	7,254,839
9,000,000	[1]	Bay Area Toll Authority, CA, San Francisco Bay Area Toll Bridge Revenue Bonds (Series 2021C) FRNs, 0.500% (SIFMA 7-day +0.450%), Mandatory Tender 4/1/2026	9,020,134
10,000,000	[1]	California Infrastructure & Economic Development Bank (California Academy of Sciences), Revenue Bonds (Series 2018B) FRNs, 0.456% (1-month USLIBOR x 0.70 +0.380%), Mandatory Tender 8/1/2021	9,999,488
12,500,000		California Infrastructure & Economic Development Bank (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (United States Treasury GTD), 0.450%, Mandatory Tender 7/1/2021	12,501,179
10,000,000		California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021A) TOBs, 1.200%, Mandatory Tender 6/1/2028	9,858,063
6,750,000	[1]	California Infrastructure & Economic Development Bank (Los Angeles County Museum of Art), Refunding Revenue Bonds (Series 2021B) FRNs, 0.750% (SIFMA 7-day +0.700%), Mandatory Tender 6/1/2026	6,806,986
5,750,000		California PCFA (Republic Services, Inc.), (Series A-2) TOBs, 0.200%, Mandatory Tender 4/15/2021	5,750,111
3,700,000		California State Pollution Control Financing Authority (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.600%, Mandatory Tender 9/1/2023	3,695,911
3,000,000		California State, UT GO Various Purpose Refunding Bonds, 5.000%, 3/1/2025	3,536,241
1,670,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2024	1,945,065
1,250,000		California State, Various Purpose GO Bonds (Series 2020-1), 5.000%, 11/1/2025	1,506,935
1,180,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2025	1,385,876
1,180,000		Los Angeles, CA Department of Airports (Los Angeles International Airport), Subordinate Revenue Refunding Bonds (Series 2021A), 5.000%, 5/15/2026	1,425,864
5,000,000		Southern California Public Power Authority (Power Projects), Windy Point/Windy Flats Project Revenue Refunding Bonds (Series 2020-1) Green Bonds, 5.000%, 4/1/2024	5,643,638
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$2,000,000		Western Placer, CA Unified School District, Community Facilities District No. 1 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	$2,060,201
2,730,000		Western Placer, CA Unified School District, Community Facilities District No. 2 2020 Bond Anticipation Notes, 2.000%, 6/1/2025	2,804,454
		TOTAL	85,194,985
		Colorado—1.2%
5,735,000	[1]	Colorado School of Mines Board of Trustees (Colorado School of Mines, CO), Institutional Enterprise Revenue Refunding Bonds (Series 2018A) FRNs, 0.577% (1-month USLIBOR x 0.67 +0.500%), 2/1/2023	5,720,035
14,375,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Revenue Refunding Bonds (Series 2019D) TOBs, 5.000%, Mandatory Tender 11/15/2022	15,455,175
6,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2017B) FRNs, 1.123% (1-month USLIBOR x 0.67 +1.050%), Mandatory Tender 9/1/2021	6,001,834
8,000,000	[1]	E-470 Public Highway Authority, CO, Senior Revenue Bonds (LIBOR Index Series 2019A) FRNs, 0.493% (1-month USLIBOR x 0.67 +0.420%), Mandatory Tender 9/1/2021	8,000,163
		TOTAL	35,177,207
		Connecticut—1.6%
4,200,000		Bridgeport, CT GANs, 1.500%, 12/9/2021	4,224,777
4,000,000		Connecticut State Health & Educational Facilities (Yale University), Revenue Bonds (Series X-2) TOBs, 0.250%, Mandatory Tender 2/9/2024	3,962,537
5,000,000		Connecticut State Health & Educational Facilities (Yale-New Haven Hospital), Revenue Bonds (Series 2019B) TOBs, 1.800%, Mandatory Tender 7/1/2024	5,187,885
15,000,000		Connecticut State HFA, Housing Mortgage Finance Program Bonds (Series 2020D-3) TOBs, 0.500%, Mandatory Tender 11/15/2023	15,000,939
500,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 4.000%, 5/1/2021	501,411
400,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2022	420,954
675,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2023	741,018
1,000,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2024	1,137,923
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Connecticut—continued
$850,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2025	$998,938
1,200,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2026	1,454,485
3,400,000		Connecticut State Special Transportation Fund, Special Tax Obligation Bonds Transportation Infrastructure Purposes (Series 2020A), 5.000%, 5/1/2027	4,222,796
3,065,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 0.900% (SIFMA 7-day +0.850%), 3/1/2022	3,077,100
1,500,000	[1]	Connecticut State, UT GO SIFMA Index Bonds (Series 2013A) FRNs, 0.950% (SIFMA 7-day +0.900%), 3/1/2023	1,511,340
4,850,000		West Haven, CT, (Series B) BANs, 2.000%, 9/30/2021	4,878,098
		TOTAL	47,320,201
		Delaware—0.1%
4,000,000		Delaware Economic Development Authority (Delmarva Power and Light Co.), Gas Facilities Revenue Refunding Bonds (Series 2020A) TOBs, 1.050%, Mandatory Tender 7/1/2025	4,058,949
		Florida—0.8%
775,000		Escambia County, FL (International Paper Co.), Environmental Improvement Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	807,207
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2023	2,787,368
2,500,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2024	2,894,882
1,250,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2020A), 5.000%, 10/1/2025	1,489,282
14,000,000	[1]	Pasco County, FL School Board, Variable Rate Refunding Certificates of Participation (Series 2020B) FRNs, 0.800% (SIFMA 7-day +0.750%), Mandatory Tender 8/2/2023	14,023,625
		TOTAL	22,002,364
		Georgia—2.1%
1,125,000		Atlanta, GA (Atlantic Station Project), Tax Allocation Refunding Bonds (Series 2017), 5.000%, 12/1/2021	1,156,499
4,100,000		Bartow County, GA Development Authority (Georgia Power Co.), Bowen Project Pollution Control Revenue Bonds (First Series 1997) TOBs, 2.050%, Mandatory Tender 11/19/2021	4,144,306
6,700,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Fifth Series 1994) TOBs, 2.150%, Mandatory Tender 6/13/2024	7,007,973
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Georgia—continued
$10,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (First Series 2012) TOBs, 1.550%, Mandatory Tender 8/19/2022	$10,162,732
6,000,000		Burke County, GA Development Authority (Georgia Power Co.), Vogtle Project Pollution Control Revenue Bonds (Second Series 2012) TOBs, 1.700%, Mandatory Tender 8/22/2024	6,196,474
22,000,000	[1]	Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.823% (1-month USLIBOR x 0.67 +0.750%), Mandatory Tender 9/1/2023	22,118,355
3,000,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2019B) TOBs, (Toronto Dominion Bank GTD), 4.000%, Mandatory Tender 12/2/2024	3,338,807
2,500,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), Scherer Project Pollution Control Revenue Bonds (First Series 2009) TOBs, 2.050%, Mandatory Tender 11/19/2021	2,527,016
5,000,000		Private Colleges & Universities Facilities of GA (Emory University), Revenue Bonds (Series 2020B), 5.000%, 9/1/2025	5,965,544
		TOTAL	62,617,706
		Illinois—2.5%
4,000,000		Chicago, IL Water Revenue, Second Lien Water Revenue Refunding Bonds (Series 2004), 5.000%, 11/1/2021	4,103,645
1,705,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), 5.000%, 5/15/2021	1,706,893
3,625,000		Illinois Finance Authority (OSF Health Care Systems), Revenue Bonds (Series 2020A) TOBs, 5.000%, Mandatory Tender 11/15/2024	4,111,240
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2021	5,126,339
8,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2022	8,527,776
2,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2023	2,203,714
5,000,000		Illinois State, GO Bonds (Series 2017D), 5.000%, 11/1/2024	5,651,143
2,000,000		Illinois State, UT GO Bonds (Series 2020B), 5.375%, 5/1/2023	2,187,482
2,500,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2023	2,699,199
3,000,000		Illinois State, UT GO Bonds (Series 2021B), 5.000%, 3/1/2024	3,345,791
8,500,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2022	8,758,680
8,500,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2023	9,016,982
6,550,000		Illinois State, UT GO Bonds (Series 2021C), 4.000%, 3/1/2024	7,117,770
2,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2021	2,043,464
3,000,000		Illinois State, UT GO Refunding Bonds (Series 2018A), 5.000%, 10/1/2022	3,189,993
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	Illinois—continued
$2,350,000	Illinois State, UT GO Refunding Bonds (Series 2021A), 5.000%, 3/1/2022	$2,442,625
	TOTAL	72,232,736
	Indiana—1.8%
1,450,000	Beech Grove, IN CSD BANs, 2.000%, 7/15/2021	1,451,123
12,530,000	Greater Clark County, IN Community Schools Corp. TANs, 1.250%, 12/31/2021	12,601,179
100,000	Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, (United States Treasury PRF), 2.000%, Mandatory Tender 2/1/2023	102,809
5,900,000	Indiana Health Facility Financing Authority (Ascension Health Alliance Senior Credit Group), Revenue Bonds (Series 2001A-2) TOBs, 2.000%, Mandatory Tender 2/1/2023	6,075,433
25,000,000	Indiana State EDA (Republic Services, Inc.), (Series A) TOBs, 0.200%, Mandatory Tender 6/1/2021	24,997,278
2,000,000	Indiana State Finance Authority Environmental (Indianapolis, IN Power & Light Co.), Environmental Facilities Refunding Revenue Bonds (Series 2020A) TOBs, 0.750%, Mandatory Tender 4/1/2026	1,971,569
2,525,000	Indiana State Finance Authority Environmental (Indianapolis, IN Power & Light Co.), Environmental Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 0.950%, Mandatory Tender 4/1/2026	2,485,677
2,000,000	Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995A) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,013,658
2,250,000	Rockport, IN PCR (American Electric Power Co., Inc.), Pollution Control Revenue Refunding Bonds (Series 1995B) TOBs, 1.350%, Mandatory Tender 9/1/2022	2,265,491
	TOTAL	53,964,217
	Kansas—0.1%
3,000,000	Holton, KS (Holton Community Hospital), Hospital Loan Anticipation Revenue Bonds (Series 2019), 2.500%, 7/1/2021	3,002,983
	Kentucky—1.9%
6,565,000	Carroll County, KY (Kentucky Utilities Company), Environmental Facilities Revenue Refunding Bonds (Series 2006B) TOBs, 1.200%, Mandatory Tender 6/1/2021	6,573,866
3,500,000	Kentucky Housing Corp. (BTT Development III Portfolio), Multifamily Rental Housing Revenue Bonds (Series 2019) TOBs, (United States Treasury GTD), 1.400%, Mandatory Tender 6/1/2022	3,544,194
9,600,000	Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), Revenue Refunding Bonds Series 2013A (Remarketing 4/1/19) TOBs, 1.850%, Mandatory Tender 4/1/2021	9,600,000
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$13,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 10/1/2023	$14,437,870
2,500,000		Owen County, KY (American Water Capital Corp.), Revenue Refunding Bonds (Series 2020) TOBs, 0.700%, Mandatory Tender 9/1/2023	2,494,270
8,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2018B) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 1/1/2025	8,851,347
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2019A-1) TOBs, (Morgan Stanley GTD), 4.000%, Mandatory Tender 6/1/2025	5,631,154
5,000,000		Public Energy Authority of Kentucky, Gas Supply Revenue Bonds (Series 2020A) TOBs, (BP PLC GTD), 4.000%, Mandatory Tender 6/1/2026	5,724,325
		TOTAL	56,857,026
		Louisiana—0.9%
5,000,000		Louisiana Local Government Environmental Facilities Community Development Authority (East Baton Rouge Sewerage Commission), Subordinate Lien Multi-Modal Revenue Refunding Bonds (Series 2020B) TOBs, 0.875%, Mandatory Tender 2/1/2025	4,969,397
5,025,000		Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2017D-1) TOBs, 0.600%, Mandatory Tender 5/1/2023	5,021,961
4,000,000		Louisiana State Gas & Fuels Second Lien, Revenue Refunding Bonds (Series 2017D-2) TOBs, 0.550%, Mandatory Tender 5/1/2022	4,000,286
6,885,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2017B-1) TOBs, 2.125%, Mandatory Tender 7/1/2024	7,080,016
6,000,000		St. John the Baptist Parish, LA (Marathon Oil Corp.), Revenue Refunding Bonds (Series 2019 A-1) TOBs, 2.000%, Mandatory Tender 4/1/2023	6,119,053
		TOTAL	27,190,713
		Massachusetts—1.9%
3,500,000		Massachusetts Department of Transportation, Subordinated Metropolitan Highway System Revenue Refunding Bonds (Series 2019A) TOBs, 5.000%, Mandatory Tender 1/1/2023	3,789,549
11,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 0.470% (SIFMA 7-day +0.420%), Mandatory Tender 1/27/2022	11,006,784
12,000,000	[1]	Massachusetts Development Finance Agency (Mass General Brigham), Index Floating Rate Bonds (Series 2017S) FRNs, 0.550% (SIFMA 7-day +0.500%), Mandatory Tender 1/26/2023	12,017,364
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Massachusetts—continued
$5,700,000		Massachusetts Development Finance Agency (Mass General Brigham), Revenue Bonds (Series 2017 S-4) TOBs, 5.000%, Mandatory Tender 1/25/2024	$6,436,365
6,250,000		Massachusetts HEFA (University of Massachusetts), Revenue Bonds (Series A) TOBs, 1.850%, Mandatory Tender 4/1/2022	6,351,203
4,000,000	[1]	Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 196) FRNs, 0.431% (1-month USLIBOR x 0.70 +0.350%), Mandatory Tender 6/1/2021	4,000,436
2,225,000		Massachusetts State HFA (Massachusetts State HFA SFH Revenue), Single Family Housing Revenue Bonds (Series 212) TOBs, 1.450%, Mandatory Tender 12/1/2022	2,250,153
9,190,000		Orange, MA BANs, 1.250%, 8/27/2021	9,229,842
		TOTAL	55,081,696
		Michigan—1.7%
5,500,000		Lansing, MI Board of Water & Light, Utility System Revenue Bonds (Series 2021B) TOBs, 2.000%, Mandatory Tender 7/1/2026	5,813,764
10,000,000		Michigan State Hospital Finance Authority (Ascension Health Alliance Senior Credit Group), Refunding and Project Revenue Bonds (Series 2010F-2) TOBs, 1.900%, Mandatory Tender 4/1/2021	10,000,000
12,495,000	[1]	Michigan State Hospital Finance Authority (McLaren Health Care Corp.), Hospital Revenue Refunding Floating Rate Bonds (Series 2015D-1) FRNs, 0.474% (1-month USLIBOR x 0.68 +0.400%), Mandatory Tender 10/15/2021	12,477,648
11,525,000	[1]	Michigan State Housing Development Authority, Rental Housing Revenue Bonds (Series 2016E) FRNs, 1.166% (3-month USLIBOR x 0.70 +1.000%), Mandatory Tender 10/1/2021	11,531,044
500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 3.000%, 6/1/2021	502,128
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2022	781,628
750,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 4.000%, 6/1/2023	807,277
760,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2024	864,776
500,000		Michigan Tobacco Settlement Finance Authority, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2020A Class 1), 5.000%, 6/1/2025	587,684
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$6,225,000		University of Michigan (The Regents of), General Revenue Bonds (Series 2019C) TOBs, 4.000%, Mandatory Tender 4/1/2024	$6,760,231
		TOTAL	50,126,180
		Minnesota—0.4%
5,000,000		Brooklyn Center, MN (Sonder House Apartments), Multifamily Housing Revenue Refunding Bonds (Series 2019) TOBs, 1.350%, Mandatory Tender 7/1/2022	5,003,973
7,000,000	[1]	Minnesota State HFA, Residential Housing Finance Bonds (Series 2018D) FRNs, 0.480% (SIFMA 7-day +0.430%), Mandatory Tender 7/3/2023	7,020,490
		TOTAL	12,024,463
		Mississippi—0.3%
7,750,000		Mississippi Business Finance Corp. (Mississippi Power Co.), Revenue Bonds (First Series 2010) TOBs, 2.750%, Mandatory Tender 12/9/2021	7,859,741
		Missouri—0.9%
10,000,000		Missouri State Environmental Improvement & Energy Resources Authority (Union Electric Co.), Environmental Improvement Revenue Refunding Bonds (Series 1992), 1.600%, 12/1/2022	10,073,480
17,000,000		Missouri State Public Utilities Commission, Interim Construction Notes (Series 2020), 0.500%, 3/1/2022	17,008,248
		TOTAL	27,081,728
		Montana—0.5%
12,235,000	[1]	Montana Facility Finance Authority (Billings Clinic Obligated Group), Variable Rate Revenue Bonds (Series 2018C) FRNs, 0.600% (SIFMA 7-day +0.550%), Mandatory Tender 8/15/2023	12,255,416
3,000,000	[1]	Montana State University (The Board of Regents of), Facilities Refunding Revenue Bonds (Series 2018F) FRNs, 0.500% (SIFMA 7-day +0.450%), Mandatory Tender 9/1/2023	3,010,529
		TOTAL	15,265,945
		Multi State—0.2%
205,000	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2016 Class D) FRNs, (Cooperatieve Rabobank UA LOC), 1.360% (SIFMA 7-day +1.250%), 12/31/2021	205,000
5,035,881	[1]	BB&T Muni Trust, Tax-Exempt Pool Certificates (Series 2018 Class C) FRNs, (Cooperatieve Rabobank UA LOC), 1.020% (SIFMA 7-day +0.800%), 11/30/2021	5,035,881
		TOTAL	5,240,881
		Nebraska—0.4%
10,000,000		Nebraska Public Power District, General Revenue Bonds (Series 2020A) TOBs, 0.600%, Mandatory Tender 7/1/2023	10,031,758
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Nevada—1.6%
$27,000,000		Clark County, NV Airport System, Airport System Junior Subordinate Lien Revenue Notes (Series 2017C), 5.000%, 7/1/2021	$27,304,001
2,000,000		Clark County, NV Airport System, Airport System Subordinate Lien Revenue Refunding Bonds (Series 2019A), 5.000%, 7/1/2025	2,364,025
5,000,000		Clark County, NV Pollution Control (Nevada Power Co.), Pollution Control Refunding Revenue Bonds (Series 2017) TOBs, 1.650%, Mandatory Tender 3/31/2023	5,125,840
500,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2023	529,165
1,450,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 3.000%, 6/15/2025	1,590,985
550,000		Clark County, NV School District, LT GO Building Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 6/15/2026	667,350
2,500,000		Director of the State of Nevada Department of Business and Industry (DesertXpress Enterprises, LLC), (Series 2020A: Brightline West Passenger Rail) TOBs, (United States Treasury GTD), 0.500%, Mandatory Tender 7/1/2021	2,500,534
7,000,000		Humboldt County, NV (Idaho Power Co.), PCR Refunding Bonds (Series 2003), 1.450%, 12/1/2024	7,136,137
		TOTAL	47,218,037
		New Hampshire—1.0%
12,000,000		National Finance Authority, NH (Waste Management, Inc.), (Series A-2) TOBs, 0.200%, Mandatory Tender 6/1/2021	11,995,895
10,000,000	[1]	National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2018A) FRNs, 0.800% (SIFMA 7-day +0.750%), Mandatory Tender 10/1/2021	10,001,102
1,500,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-1) TOBs, 2.150%, Mandatory Tender 7/1/2024	1,567,466
4,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-3) TOBs, 2.150%, Mandatory Tender 7/1/2024	4,179,908
2,000,000		National Finance Authority, NH (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2019A-4) TOBs, 2.150%, Mandatory Tender 7/1/2024	2,089,954
		TOTAL	29,834,325
		New Jersey—5.8%
9,242,500		Asbury Park, NJ BANs, 1.500%, 1/20/2022	9,323,142
6,000,000		Avalon Boro, NJ BANs, 0.750%, 2/11/2022	6,026,305
1,547,915		Avon By The Sea, NJ BANs, 1.000%, 2/22/2022	1,557,140
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Jersey—continued
$9,578,827		Bridgeton, NJ BANs, 1.250%, 5/25/2021	$9,589,708
1,817,950		Clementon, NJ BANs, 2.000%, 10/5/2021	1,833,067
3,524,000		Essex Fells, NJ BANs, 1.500%, 12/13/2021	3,552,551
2,372,925		Greenwich Township, NJ BANs, 1.000%, 10/6/2021	2,381,081
13,000,000		Hamilton Township, NJ, (Series A) BANs, 1.250%, 2/16/2022	13,120,410
18,000,000		Kearny, NJ BANs, 1.000%, 4/23/2021	18,006,579
3,000,000		Lyndhurst Township, NJ BANs, 1.000%, 2/4/2022	3,018,397
7,000,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020B) TOBs, 1.200%, Mandatory Tender 6/1/2023	7,087,594
3,100,000		New Jersey EDA (New Jersey-American Water Co., Inc.), Water Facilities Refunding Revenue Bonds (Series 2020E), 0.850%, 12/1/2025	3,067,618
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2023	5,387,653
5,000,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 5.000%, 6/1/2024	5,699,339
7,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-2) FRNs, 0.561% (1-month USLIBOR x 0.70 +0.480%), 1/1/2022	7,009,766
20,000,000	[1]	New Jersey Turnpike Authority, Revenue Refunding Bonds (Series 2017 C-6) FRNs, 0.831% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 1/1/2023	20,094,096
3,250,000		Newark, NJ BANs, 3.500%, 7/27/2021	3,283,353
1,075,000		Newark, NJ, (Series B) BANs, 1.750%, 2/22/2022	1,088,482
1,170,000		Newark, NJ, (Series B) BANs, 2.000%, 10/5/2021	1,180,150
4,239,000		Newark, NJ, (Series C) BANs, 2.000%, 10/5/2021	4,275,776
630,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	696,940
750,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2024	856,955
100,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), 5.000%, 10/1/2021	102,055
650,000		Newark, NJ, UT GO Qualified General Improvement Refunding Bonds (Series 2020A), 5.000%, 10/1/2022	688,827
400,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), (Assured Guaranty Municipal Corp. INS), 5.000%, 10/1/2023	442,502
200,000		Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), 5.000%, 10/1/2021	204,190
Semi-Annual Shareholder Report

Principal Amount		Value
	MUNICIPAL BONDS—continued
	New Jersey—continued
$400,000	Newark, NJ, UT GO Qualified School Refunding Bonds (Series 2020B), 5.000%, 10/1/2022	$423,893
1,515,000	Paulsboro, NJ, (Series A) BANs, 1.000%, 4/4/2022	1,524,794
5,305,844	Riverdale Borough, NJ BANs, 1.500%, 9/10/2021	5,330,862
6,316,000	Roseland, NJ BANs, 2.000%, 4/30/2021	6,321,451
6,167,000	Spring Lake Heights, NJ BANs, 1.000%, 10/7/2021	6,186,078
2,596,655	Sussex, NJ BANs, 2.000%, 10/22/2021	2,619,654
3,500,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2021	3,525,649
2,000,000	Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2018A), 5.000%, 6/1/2022	2,107,842
3,000,000	Union Beach, NJ BANs, 1.000%, 2/18/2022	3,019,247
8,585,257	West Orange Township, NJ BANs, 2.000%, 5/6/2021	8,598,495
2,310,000	West Wildwood, NJ BANs, 2.000%, 1/21/2022	2,343,825
	TOTAL	171,575,466
	New Mexico—1.2%
2,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2010B) TOBs, 2.125%, Mandatory Tender 6/1/2022	2,035,659
5,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.875%, Mandatory Tender 10/1/2021	5,036,796
5,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010C) TOBs, 1.150%, Mandatory Tender 6/4/2024	5,052,463
3,000,000	Farmington, NM (Public Service Co., NM), Pollution Control Revenue Refunding Bonds San Juan Project (Series 2010D) TOBs, 1.100%, Mandatory Tender 6/1/2023	3,028,042
3,300,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 5/1/2025	3,851,863
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2021	1,021,621
1,000,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2022	1,058,578
1,150,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2023	1,255,914
1,685,000	New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 11/1/2024	1,890,629
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Mexico—continued
$1,200,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2021	$1,203,283
1,000,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2022	1,040,453
1,100,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2023	1,183,203
1,600,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2024	1,772,453
3,725,000		New Mexico Municipal Energy Acquisition Authority, Gas Supply Revenue Refunding and Acquisition Bonds (Series 2019A), (Royal Bank of Canada GTD), 4.000%, 5/1/2025	4,219,663
		TOTAL	33,650,620
		New York—18.4%
9,940,000		Attica, NY Central School District BANs, 2.000%, 6/23/2021	9,977,856
9,000,000		Auburn City School District, NY BANs, 1.500%, 6/23/2021	9,013,640
7,000,000		Binghamton, NY City School District RANs, 1.000%, 1/21/2022	7,037,071
6,795,000		Campbell-Savona, NY, Central School District BANs, 1.500%, 6/25/2021	6,814,001
16,500,000		Chautauqua County, NY Capital Resource Corporation (NRG Energy, Inc.), Exempt Facilities Revenue Refunding Bonds (Series 2020) TOBs, 1.300%, Mandatory Tender 4/3/2023	16,599,082
4,100,000		Clarence, NY Central School District BANs, 1.000%, 7/28/2021	4,109,312
2,000,000		Clayton, NY BANs, 1.250%, 11/30/2021	2,009,128
10,307,000		Dalton-Nunda, NY Central School District BANs, 1.500%, 6/24/2021	10,325,197
35,555,000		Elmira, NY City School District BANs, 1.500%, 6/25/2021	35,618,530
2,523,000		Endicott, NY BANs, 1.000%, 8/26/2021	2,528,982
4,500,000		Fort Plain, NY CSD BANs, 1.500%, 6/30/2021	4,510,531
28,000,000		Greater Southern Tier Board of Cooperative Educational Services, NY RANs, 1.500%, 6/30/2021	28,067,614
2,780,000		Honeoye, NY Central School District BANs, 1.500%, 6/30/2021	2,785,194
10,000,000		Little Falls, NY City School District BANs, 1.500%, 2/4/2022	10,102,479
12,000,000	[1]	Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2014C) (LIBOR Floating Rate Tender Notes) FRNs, 0.831% (1-month USLIBOR x 0.70 +0.750%), Mandatory Tender 10/1/2023	12,011,479
12,000,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2019B) TOBs, 1.650%, Mandatory Tender 9/1/2024	12,401,167
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$10,385,000		Long Island Power Authority, NY, Electric System General Revenue Bonds (Series 2020B) TOBs, 0.850%, Mandatory Tender 9/1/2025	$10,364,159
2,960,000	[1]	Metropolitan Transportation Authority, NY (MTA Dedicated Tax Fund), Dedicated Tax Fund Variable Rate Bonds (Series 2008A-2A) FRNs, 0.500% (SIFMA 7-day +0.450%), Mandatory Tender 6/1/2022	2,959,166
10,000,000		Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Bond Anticipation Notes (Series 2019D-1), 5.000%, 9/1/2022	10,597,176
9,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2002D-A2) FRNs, (Assured Guaranty Municipal Corp. INS), 0.755% (1-month USLIBOR x 0.69 +0.680%), Mandatory Tender 4/6/2021	8,999,993
28,000,000	[1]	Metropolitan Transportation Authority, NY (MTA Transportation Revenue), Transportation Revenue Variable Rate Refunding Bonds (Series 2011B) FRNs, 0.623% (1-month USLIBOR x 0.67 +0.550%), Mandatory Tender 11/1/2022	27,889,434
6,380,000		Montgomery County, NY BANs, 2.000%, 10/8/2021	6,435,584
7,990,000		New York City Housing Development Corp., Sustainable Development Bonds (Series 2016C-2) TOBs, 0.850%, Mandatory Tender 4/29/2021	7,991,665
6,000,000		New York State Board of Cooperative Educational Services (Jefferson Lewis Hamilton Counties, NY) RANs, 1.250%, 6/17/2021	6,012,394
13,000,000		New York State Board of Cooperative Educational Services (Nassau County, NY) BANs, 1.500%, 7/30/2021	13,041,984
17,000,000		New York State Board of Cooperative Educational Services (Orange and Ulster Counties, NY CSD) RANs, 1.000%, 7/22/2021	17,025,068
4,000,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2020J), 0.750%, 5/1/2025	4,003,225
4,000,000		New York State HFA, Affordable Housing Revenue Bonds (Series 2020K), 0.700%, 11/1/2024	4,017,177
250,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2022	267,585
2,500,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 5.000%, 12/1/2024	2,840,873
1,100,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2021	1,133,112
1,750,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2022	1,881,547
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2024	$1,143,690
1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 5.000%, 12/1/2026	1,202,046
12,900,000		Newark Valley, NY Central School District BANs, 1.000%, 6/25/2021	12,921,636
4,200,000		North Tonawanda, NY TANs, 1.000%, 5/11/2021	4,203,026
3,732,000		North West Fire District, NY, (Series A) BANs, 1.500%, 4/27/2021	3,733,357
4,350,213		Oneida, NY Public Library District BANs, 1.500%, 7/9/2021	4,351,988
16,790,000		Oneonta, NY City School District BANs, 1.500%, 6/25/2021	16,808,207
8,000,000		Portville, NY Central School District BANs, 1.500%, 7/30/2021	8,028,492
8,000,000		Rome, NY City School District BANs, 0.750%, 2/2/2022	8,002,985
7,500,000		Rome, NY City School District BANs, 1.000%, 7/28/2021	7,516,544
7,350,000		Romulus, NY Central School District BANs, 1.500%, 6/25/2021	7,364,855
4,000,000		Roosevelt, NY Union Free School District TANs, 1.000%, 6/25/2021	4,005,023
2,660,000		Rose, NY BANs, 1.250%, 9/16/2021	2,669,364
5,242,406		Sackets Harbor, NY CSD BANs, 2.000%, 6/18/2021	5,258,836
7,000,000		Schenectady, NY TANs, 1.000%, 9/30/2021	7,022,584
5,559,271		Scio, NY Central School District BANs, 1.250%, 6/25/2021	5,568,185
19,065,000		Southwestern, NY Central School District BANs, 1.500%, 6/24/2021	19,112,794
5,340,000		Stillwater, NY BANs, 1.500%, 6/4/2021	5,349,502
32,000,000		Suffolk County, NY, (Series I) TANs, 2.000%, 7/22/2021	32,172,438
10,000,000		Suffolk County, NY, (Series I) TANs, 2.000%, 9/24/2021	10,080,603
8,000,000		Suffolk County, NY, (Series II) TANs, 2.000%, 8/19/2021	8,052,052
25,000,000		Syracuse, NY BANs, 2.000%, 7/30/2021	25,139,430
5,750,000	[1]	Triborough Bridge & Tunnel Authority, NY, General Revenue Variable Rate Refunding Bonds (Series 2005B-4A) FRNs, 0.387% (SOFR x 0.67 +0.380%), Mandatory Tender 2/1/2024	5,747,387
17,095,000		Utica, NY BANs, 1.000%, 1/27/2022	17,186,135
5,845,000		Warrensburg, NY CSD BANs, 1.500%, 6/25/2021	5,848,236
2,544,000		Watson, NY BANs, 1.500%, 4/23/2021	2,544,626
11,529,686		Wayne, NY Central School District BANs, 1.500%, 6/30/2021	11,558,960
		TOTAL	541,964,386
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		North Carolina—2.1%
$850,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2019B) TOBs, 2.000%, Mandatory Tender 10/1/2024	$885,324
1,000,000		Columbus County, NC Industrial Facilities & Pollution Control Financing Authority (International Paper Co.), Recovery Zone Facility Revenue Refunding Bonds (Series 2020A) TOBs, 1.375%, Mandatory Tender 6/16/2025	1,020,766
12,500,000		North Carolina Capital Facilities Finance Agency (Republic Services, Inc.), (Series 2013) TOBs, 0.190%, Mandatory Tender 6/15/2021	12,498,056
25,000,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Bonds (Series 2020), 5.000%, 2/1/2024	28,149,230
20,000,000	[1]	University of North Carolina at Chapel Hill, General Revenue Refunding Bonds (Series 2019A) FRNs, 0.427% (1-month USLIBOR x 0.67 +0.350%), Mandatory Tender 12/1/2021	20,007,800
		TOTAL	62,561,176
		Ohio—1.2%
1,000,000		Chillicothe, OH BANs, 1.000%, 9/29/2021	1,002,911
2,300,000		Harrison, OH BANs, 2.000%, 10/26/2021	2,321,040
8,000,000		Lancaster, OH Port Authority, Gas Supply Revenue Refunding Bonds (Series 2019) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 2/1/2025	9,273,817
4,725,000		Ohio HFA Multifamily Housing (Seton Square North, OH), Revenue Bonds (Series 2021A) TOBs, (United States Treasury COL), 0.400%, Mandatory Tender 4/1/2023	4,724,964
13,000,000	[1]	Ohio State Higher Educational Facility Commission (Case Western Reserve University, OH), Revenue Refunding Bonds (Series 2019A) FRNs, 0.501% (1-month USLIBOR x 0.70 +0.420%), Mandatory Tender 4/1/2022	13,012,376
4,000,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2020B) TOBs, 5.000%, Mandatory Tender 1/15/2025	4,639,159
1,000,000		Ohio Waste Development Authority Solid Waste (Waste Management, Inc.), Revenue Bonds (Series 2002), 3.250%, 11/1/2022	1,043,815
		TOTAL	36,018,082
		Oklahoma—0.2%
2,850,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2022	2,996,208
2,080,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2021	2,094,488
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Oklahoma—continued
$1,500,000		Cleveland County, OK Educational Facilities Authority (Norman Public Schools), Educational Facilities Lease Revenue Bonds (Series 2019), 5.000%, 6/1/2024	$1,690,659
		TOTAL	6,781,355
		Oregon—0.1%
530,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-50 (Series 2020B-2), 2.750%, 11/15/2025	533,460
1,780,000		Clackamas County, OR Hospital Facilities Authority (Rose Villa, Inc.), Senior Living Revenue Bonds TEMPS-85 (Series 2020B-1), 3.250%, 11/15/2025	1,791,473
		TOTAL	2,324,933
		Pennsylvania—6.7%
8,135,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018) FRNs, 0.556% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	8,134,386
9,985,000	[1]	Bethlehem, PA Area School District Authority, Revenue Refunding Bonds (Series 2018A) FRNs, 0.556% (1-month USLIBOR x 0.70 +0.480%), Mandatory Tender 11/1/2021	9,984,246
11,005,000	[1]	Lehigh County, PA General Purpose Authority (Muhlenberg College), College Revenue Bonds (Series 2019) FRNs, 0.630% (SIFMA 7-day +0.580%), Mandatory Tender 11/1/2024	10,981,759
5,450,000		Lehigh County, PA IDA (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2016B) TOBs, 1.800%, Mandatory Tender 8/15/2022	5,555,705
1,500,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 0.398% (1-month USLIBOR x 0.68 +0.320%), 5/3/2021	1,500,078
1,850,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 0.498% (1-month USLIBOR x 0.68 +0.420%), 11/1/2021	1,851,252
3,400,000	[1]	Manheim Township, PA School District, GO LIBOR Notes (Series 2017A) FRNs, 0.548% (1-month USLIBOR x 0.68 +0.470%), Mandatory Tender 11/1/2021	3,400,424
5,000,000	[1]	Montgomery County, PA Higher Education & Health Authority Hospital (Thomas Jefferson University), Revenue Bonds (Series 2018C) FRNs, 0.770% (SIFMA 7-day +0.720%), Mandatory Tender 9/1/2023	5,000,168
1,100,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 0.310% (SIFMA 7-day +0.260%), 11/1/2021	1,099,177
1,200,000	[1]	North Penn, PA Water Authority, SIFMA Index Rate Water Revenue Refunding Bonds (Series 2019) FRNs, 0.510% (SIFMA 7-day +0.460%), 11/1/2023	1,199,560
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$4,000,000	[1]	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Variable Rate Hospital Revenue Bonds (Series 2018B) FRNs, 1.121% (1-month USLIBOR x 0.70 +1.040%), Mandatory Tender 8/15/2024	$4,028,099
10,000,000		Pennsylvania Economic Development Financing Authority (PPL Electric Utilities Corp.), Pollution Control Revenue Refunding Bonds (Series 2008), 0.400%, 10/1/2023	9,993,344
50,000,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2014) TOBs, 0.250%, Mandatory Tender 4/1/2021	50,000,000
4,500,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series A) TOBs, 0.200%, Mandatory Tender 4/15/2021	4,500,087
5,000,000		Pennsylvania Economic Development Financing Authority (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2017A) TOBs, 0.700%, Mandatory Tender 8/2/2021	5,004,536
6,000,000	[1]	Pennsylvania HFA, SFM Revenue Bonds (Series 2018-127C) FRNs, 0.646% (1-month USLIBOR x 0.70 +0.570%), Mandatory Tender 10/1/2023	6,009,652
4,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 0.550% (SIFMA 7-day +0.500%), 12/1/2021	4,000,582
5,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (Series 2018B) FRNs, 0.750% (SIFMA 7-day +0.700%), 12/1/2023	5,021,766
10,000,000	[1]	Pennsylvania State Turnpike Commission, Variable Rate Turnpike Revenue Bonds (SIFMA Index Bonds)(Series 2018A-1) FRNs, 0.650% (SIFMA 7-day +0.600%), 12/1/2023	10,048,480
2,750,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2022	2,904,746
4,460,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2023	4,907,809
2,245,000		Philadelphia, PA Airport System, Revenue Refunding Bonds (Series 2020C), 5.000%, 7/1/2024	2,556,934
2,285,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2023	2,470,399
750,000		Philadelphia, PA, GO Bonds (Series 2019B), 5.000%, 2/1/2024	844,477
17,500,000	[1]	Pittsburgh, PA Water & Sewer Authority, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, (Assured Guaranty Municipal Corp. INS), 0.700% (SIFMA 7-day +0.650%), Mandatory Tender 12/1/2023	17,538,012
6,750,000	[1]	Southcentral PA, General Authority (Wellspan Health Obligated Group), Revenue Bonds (Series 2019A) FRNs, 0.650% (SIFMA 7-day +0.600%), Mandatory Tender 6/1/2024	6,801,784
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$13,000,000	[1]	University of Pittsburgh, Pitt Asset Notes—Higher Education Registered Series of 2019 FRNs, 0.410% (SIFMA 7-day +0.360%), 2/15/2024	$13,068,740
		TOTAL	198,406,202
		South Carolina—1.8%
2,500,000	[1]	Charleston, SC Waterworks and Sewer System, Capital Improvement Revenue Bonds (Series 2006B) FRNs, 0.447% (3-month USLIBOR x 0.70 +0.370%), Mandatory Tender 1/1/2022	2,500,277
25,000,000	[1]	Patriots Energy Group Financing Agency, Gas Supply Revenue Bonds (Series 2018B) FRNs, (Royal Bank of Canada GTD), 0.937% (1-month USLIBOR x 0.67 +0.860%), Mandatory Tender 2/1/2024	25,228,232
24,765,000	[1]	South Carolina Transportation Infrastructure Bank, Revenue Refunding Bonds (Series 2003B) FRNs, 0.527% (1-month USLIBOR x 0.67 +0.450%), Mandatory Tender 10/1/2022	24,780,008
		TOTAL	52,508,517
		Tennessee—0.7%
2,350,000		Memphis, TN Health, Educational and Housing Facility Board (Chickasaw Place Apartments), Collateralized Multifamily Housing Bonds (Series 2020) TOBs, 0.625%, Mandatory Tender 6/1/2022	2,360,041
16,200,000		Tennergy Corp., TN Gas Revenue, Gas Supply Revenue Bonds (Series 2019A) TOBs, (Royal Bank of Canada GTD), 5.000%, Mandatory Tender 10/1/2024	18,571,059
		TOTAL	20,931,100
		Texas—7.7%
3,000,000		Alvin, TX Independent School District, Variable Rate Unlimited Tax Schoolhouse Bonds (Series 2014B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.450%, Mandatory Tender 8/15/2023	2,995,014
2,695,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2021	2,771,424
2,500,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2022	2,684,908
2,135,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2023	2,385,524
3,400,000		Austin, TX Airport System, Revenue Refunding Bonds (Series 2019), 5.000%, 11/15/2024	3,925,449
5,000,000		Central Texas Regional Mobility Authority, Subordinate Lien Revenue Bond Anticipation Notes (Series 2020F), 5.000%, 1/1/2025	5,668,329
4,000,000		Cypress-Fairbanks, TX Independent School District, Variable Rate UT School Building Bonds (Series 2017A-2) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.250%, Mandatory Tender 8/15/2022	4,059,254
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$5,000,000		Dickinson, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2013) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.350%, Mandatory Tender 8/2/2021	$5,019,812
15,000,000		Eagle Mountain-Saginaw, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2011) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2024	15,781,510
4,465,000		Eanes, TX Independent School District, Variable Rate UT School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.750%, Mandatory Tender 8/1/2025	4,608,373
5,810,000		Fort Bend, TX Independent School District, UT GO Refunding Bonds (Series 2019A) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 1.950%, Mandatory Tender 8/1/2022	5,947,304
5,000,000		Fort Bend, TX Independent School District, Variable Rate Unlimited Tax School Building and Refunding Bonds (Series 2020B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.875%, Mandatory Tender 8/1/2025	5,005,602
4,500,000		Georgetown, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2019B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.750%, Mandatory Tender 8/1/2022	4,653,875
3,710,000	[1]	Harris County, TX Cultural Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Refunding Bonds (Series 2013B) FRNs, 0.880% (SIFMA 7-day +0.830%), 6/1/2021	3,712,038
3,000,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,227,123
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-1) FRNs, 0.470% (SIFMA 7-day +0.420%), Mandatory Tender 12/1/2022	4,984,328
5,000,000	[1]	Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Hospital Revenue Bonds (Series 2019C-2) FRNs, 0.620% (SIFMA 7-day +0.570%), Mandatory Tender 12/4/2024	4,977,550
3,500,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-1) TOBs, 5.000%, Mandatory Tender 12/1/2022	3,774,605
2,750,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-2) TOBs, 5.000%, Mandatory Tender 12/1/2024	3,192,905
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$6,300,000		Harris County, TX Education Facilities Finance Corp. (Memorial Hermann Health System), Variable Rate Hospital Revenue Refunding Bonds (Series 2020C-3) TOBs, 5.000%, Mandatory Tender 12/1/2026	$7,742,229
4,000,000		Harris County, TX Education Facilities Finance Corp. (Texas Medical Center), Revenue Bonds (Series 2020A) TOBs, 0.900%, Mandatory Tender 5/15/2025	4,001,871
5,000,000	[1]	Houston, TX Combined Utility System, First Lien Revenue Refunding Bonds (Series 2018C) FRNs, 0.436% (1-month USLIBOR x 0.70 +0.360%), Mandatory Tender 8/1/2021	5,002,061
3,750,000		Hutto, TX Independent School District, Unlimited Tax School Building Bonds (Series 2017) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2025	3,957,428
6,100,000	[1]	Katy, TX Independent School District, Variable Rate Unlimited Tax Refunding Bonds (Series 2015C) FRNs, (Texas Permanent School Fund Guarantee Program GTD), 0.351% (1-month USLIBOR x 0.67 +0.280%), Mandatory Tender 8/16/2021	6,100,066
1,340,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2021	1,347,307
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2022	1,054,284
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2023	1,099,520
1,040,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2024	1,185,383
1,020,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2019A), 5.000%, 5/15/2025	1,198,868
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2021	1,005,453
1,000,000		Lower Colorado River Authority, TX (LCRA Transmission Services Corp.), Transmission Contract Refunding Revenue Bonds (Series 2020), 5.000%, 5/15/2022	1,054,284
5,500,000		Mansfield, TX Independent School District, UT GO School Building Bonds (Series 2012) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.500%, Mandatory Tender 8/1/2021	5,539,107
3,000,000		Matagorda County, TX Navigation District No. 1 (AEP Texas, Inc.), PCR Refunding Bonds (Central Power and Light Company Project) (Series 1996) TOBs, 0.900%, Mandatory Tender 9/1/2023	3,004,389
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Texas—continued
$12,465,000		Midlothian, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2017B) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.000%, Mandatory Tender 8/1/2023	$12,941,488
10,000,000	[1]	Mission, TX Economic Development Corp. (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2018) FRNs, 0.850% (SIFMA 7-day +0.800%), Mandatory Tender 11/1/2021	10,003,218
12,500,000		Northside, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2020) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 0.700%, Mandatory Tender 6/1/2025	12,508,964
3,675,000		Pflugerville, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014) TOBs, (Texas Permanent School Fund Guarantee Program GTD), 2.250%, Mandatory Tender 8/15/2022	3,779,385
4,000,000		San Antonio, TX Water System, Water System Variable Rate Junior Lien Revenue Bonds (Series 2019A) TOBs, 2.625%, Mandatory Tender 5/1/2024	4,272,423
1,750,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2021	1,806,924
2,250,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2023	2,520,426
2,500,000		Texas Municipal Gas Acquisition & Supply Corp. III, Gas Supply Revenue Refunding Bonds (Series 2021), (Macquarie Group Ltd. GTD), 5.000%, 12/15/2025	2,964,454
40,000,000		Texas State TRANs, 4.000%, 8/26/2021	40,629,660
2,675,000		Tomball, TX Independent School District, Variable Rate Unlimited Tax School Building Bonds (Series 2014B-1) TOBs, 0.450%, Mandatory Tender 8/15/2023	2,673,688
		TOTAL	226,767,807
		Utah—0.3%
5,000,000		Utah County, UT Hospital Revenue (IHC Health Services, Inc.), Revenue Bonds (Series 2020 B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	5,749,523
1,500,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2023	1,661,998
1,250,000		Utah State, UT GO Bonds (Series 2020B), 5.000%, 7/1/2024	1,439,790
		TOTAL	8,851,311
		Virginia—1.9%
13,000,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds Anticipation Notes (Series 2019), 5.000%, 11/1/2023	14,476,377
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$3,000,000		Chesapeake, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.900%, Mandatory Tender 6/1/2023	$3,072,226
4,500,000		Louisa, VA IDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2008A) TOBs, 1.800%, Mandatory Tender 4/1/2022	4,560,321
5,000,000		Virginia Peninsula Port Authority (Dominion Terminal Associates), Coal Terminal Revenue Refunding Bonds (Series 2003) TOBs, 1.700%, Mandatory Tender 10/1/2022	5,054,261
4,000,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2022	4,257,809
8,650,000		Virginia State Public Building Authority Public Facilities, Public Facilities Revenue Refunding Bonds (Series 2020B), 5.000%, 8/1/2023	9,612,351
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), (Series 2010A) TOBs, 1.200%, Mandatory Tender 5/31/2024	5,087,515
5,000,000		Wise County, VA IDA (Virginia Electric & Power Co.), Solid Waste and Sewage Disposal Revenue Bonds (Series 2009A) TOBs, 0.750%, Mandatory Tender 9/2/2025	4,981,529
5,500,000		York County, VA EDA (Virginia Electric & Power Co.), PCR Refunding Bonds (Series 2009A) TOBs, 1.900%, Mandatory Tender 6/1/2023	5,635,954
		TOTAL	56,738,343
		Washington—0.9%
5,000,000	[1]	Seattle, WA Municipal Light & Power, Refunding Revenue Bonds—SIFMA Index (Series 2018C) FRNs, 0.540% (SIFMA 7-day +0.490%), Mandatory Tender 11/1/2023	5,016,374
2,500,000		Washington State Health Care Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2019B-1) TOBs, 5.000%, Mandatory Tender 8/1/2024	2,797,711
10,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate LIBOR Index Revenue Bonds (Series 2017B) FRNs, 1.173% (1-month USLIBOR x 0.67 +1.100%), Mandatory Tender 7/1/2022	10,040,172
7,000,000	[1]	Washington State Health Care Facilities Authority (Fred Hutchinson Cancer Research Center), Variable Rate SIFMA Index Revenue Bonds (Series 2017C) FRNs, 1.100% (SIFMA 7-day +1.050%), Mandatory Tender 7/3/2023	7,057,849
		TOTAL	24,912,106
		West Virginia—0.3%
2,500,000		Roane County, WV Building Commission (Roane General Hospital), Lease Revenue Bond Anticipation Notes (Series 2019), 2.550%, 11/1/2021	2,503,106
Semi-Annual Shareholder Report

Principal Amount			Value
		MUNICIPAL BONDS—continued
		West Virginia—continued
$5,500,000		West Virginia EDA Solid Waste Disposal Facilities (Appalachian Power Co.), Revenue Bonds (Series 2011A) TOBs, 1.000%, Mandatory Tender 9/1/2025	$5,510,574
		TOTAL	8,013,680
		Wisconsin—0.3%
10,000,000		Wisconsin State Public Finance Authority (Waste Management, Inc.), (Series A-2) TOBs, 0.180%, Mandatory Tender 5/3/2021	9,999,611
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $2,273,465,591)	2,289,347,168
	[1]	SHORT-TERM MUNICIPALS—24.9%
		Alabama—1.8%
75,000		Bessemer, AL IDB (Hardwick Co., Inc.), (Series 2002) Weekly VRDNs, (Compass Bank, Birmingham LOC), 2.000%, 4/1/2021	75,000
16,430,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1997) Daily VRDNs, 0.120%, 4/1/2021	16,430,000
5,100,000		Columbia, AL IDB PCRB (Alabama Power Co.), (Series 1998) Daily VRDNs, 0.110%, 4/1/2021	5,100,000
12,605,000		West Jefferson, AL IDB Solid Waste Disposal (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.120%, 4/1/2021	12,605,000
19,900,000		Wilsonville, AL IDB (Alabama Power Co.), (Series 2008) Daily VRDNs, 0.120%, 4/1/2021	19,900,000
		TOTAL	54,110,000
		California—3.7%
5,000,000		Los Angeles, CA Multi-Family Housing Revenue Bonds (CORE Related/GALA Rentals, LP), SPEAR’s 3a7 (Series DBE-8081) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.580%, 4/1/2021	5,000,000
12,400,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) Weekly VRDPs, 0.410%, 4/1/2021	12,400,000
41,700,000		Nuveen California Quality Municipal Income Fund, PUTTERs 3a-7 (Series 5038) (VRDP Series 5) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.200%, 4/1/2021	41,700,000
42,490,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), SPEARs 3a7 (Series DBE-8059) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.580%, 4/1/2021	42,490,000
3,730,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Certificates (Series 2017-XF2462) Weekly VRDNs, (Morgan Stanley Bank, N.A. LIQ), 0.350%, 4/1/2021	3,730,000
4,000,000		Sweetwater, CA Union High School District, Tender Option Bond Trust Receipts (2018-XF0704) Weekly VRDNs, (Toronto Dominion Bank LIQ), 0.440%, 4/1/2021	4,000,000
		TOTAL	109,320,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Florida—0.7%
$16,110,000		Broward County, FL (Florida Power & Light Co.), (Series 2018A) Daily VRDNs, 0.100%, 4/1/2021	$16,110,000
5,395,000		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.580%, 4/1/2021	5,395,000
		TOTAL	21,505,000
		Georgia—2.6%
9,900,000		Appling County, GA Development Authority (Georgia Power Co.), (1st Series 1997) Daily VRDNs, 0.110%, 4/1/2021	9,900,000
13,480,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 0.110%, 4/1/2021	13,480,000
9,750,000		Atlanta, GA, Urban Residential Finance Authority (Columbia at Sylvan Hills Apartments), (Series 2006) Weekly VRDNs, (Federal National Mortgage Association LOC), 0.150%, 4/1/2021	9,750,000
9,325,000		Burke County, GA Development Authority (Georgia Power Co.), (1st Series 2009) Daily VRDNs, 0.100%, 4/1/2021	9,325,000
7,500,000		Burke County, GA Development Authority (Georgia Power Co.), (Third Series 2012) Daily VRDNs, 0.120%, 4/1/2021	7,500,000
9,115,000		Columbus, GA Development Authority (Avalon Apartments LP), (Series 2008) Weekly VRDNs, (Federal National Mortgage Association LOC), 0.150%, 4/1/2021	9,115,000
4,680,000		Floyd County, GA Development Authority PCRB (Georgia Power Co.), (First Series 1996) Daily VRDNs, 0.110%, 4/1/2021	4,680,000
4,330,000		Monroe County, GA Development Authority (Florida Power & Light Co.), (Series 2017) Daily VRDNs, 0.120%, 4/1/2021	4,330,000
2,300,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 1997) Daily VRDNs, 0.110%, 4/1/2021	2,300,000
700,000		Monroe County, GA Development Authority Pollution Control (Georgia Power Co.), (First Series 2008) Daily VRDNs, 0.110%, 4/1/2021	700,000
4,250,000		Savannah, GA EDA (Home Depot, Inc.), (Series 1995A) Weekly VRDNs, 0.200%, 4/7/2021	4,250,000
		TOTAL	75,330,000
		Iowa—0.4%
10,000,000		Iowa Finance Authority (Cargill, Inc.), (Series 2021) Weekly VRDNs, 0.110%, 4/1/2021	10,000,000
		Kentucky—0.8%
9,200,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 0.140%, 4/1/2021	9,200,000
14,000,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020B-1) Daily VRDNs, 0.140%, 4/1/2021	14,000,000
		TOTAL	23,200,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Louisiana—0.5%
$10,000,000		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.580%, 4/1/2021	$10,000,000
5,885,000		Calcasieu Parish, LA Public Trust Authority (WPT Corp.), (Series 1997) Weekly VRDNs, (Bank of America N.A. LOC), 0.120%, 4/7/2021	5,885,000
		TOTAL	15,885,000
		Multi State—2.7%
1,200,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 4/1/2021	1,200,000
50,000,000		Nuveen AMT-Free Municipal Credit Income Fund, Series B Weekly VRDPs, 0.410%, 4/1/2021	50,000,000
25,700,000		Nuveen AMT-Free Quality Municipal Income Fund, Series D Weekly VRDPs, 0.410%, 4/1/2021	25,700,000
1,300,000		Nuveen Municipal Credit Opportunities Fund, PUTTERS 3a-7 (Series 5033) (VMFP Series C) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.230%, 4/1/2021	1,300,000
		TOTAL	78,200,000
		Nevada—1.0%
30,495,000		Nevada Housing Division (DWF V Summit Club Holdings LLC), SPEARs (Series DBE-8058) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.580%, 4/1/2021	30,495,000
		New York—0.6%
4,685,000		Metropolitan Transportation Authority, NY, (Series 2021-XM0935) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 0.300%, 4/1/2021	4,685,000
2,500,000		New York City, NY, (Series 2021-2) Weekly VRENs, 0.200%, 4/1/2021	2,500,000
7,500,000		New York City, NY, (Series 2021-3) Weekly VRENs, 0.210%, 4/1/2021	7,500,000
2,300,000		New York City, NY, (Series B-3) Weekly VRENs, 0.210%, 4/1/2021	2,300,000
		TOTAL	16,985,000
		Ohio—1.1%
735,000		Mark Milford Hicksville, OH Joint Hospital District (Community Memorial Hospital of Hicksville), (Series 2005) Weekly VRDNs, (Fifth Third Bank, Ohio LOC), 0.150%, 4/2/2021	735,000
2,425,000		Metropolitan Nashville, TN Airport Authority (Embraer Aircraft Holding, Inc.), (Series 2005) Weekly VRDNs, (Regions Bank LOC), 0.220%, 4/2/2021	2,425,000
3,990,000		Ohio HFA Multifamily Housing (Windmiller Pointe Apartments LP), (Series 2020-MIZ0950) VRDNs, (Mizuho Bank Ltd. LIQ)/(Mizuho Bank Ltd. LOC)/(Mizuho Securities USA LLC LIQ)/(Mizuho Securities USA LLC LOC), 0.350%, 4/1/2021	3,990,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Ohio—continued
$23,885,000		Ohio State Higher Educational Facility Commission (University Hospitals Health System, Inc.), (Series 2015-B) Weekly VRENs, 0.150%, 4/1/2021	$23,885,000
500,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2014B) VRENs, 0.180%, 4/1/2021	500,000
		TOTAL	31,535,000
		Oklahoma—1.2%
11,500,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020B) Weekly VRDNs, 0.170%, 4/1/2021	11,500,000
23,000,000		Oklahoma Development Finance Authority (INTEGRIS Obligated Group), (Series 2020C) Weekly VRDNs, 0.160%, 4/1/2021	23,000,000
		TOTAL	34,500,000
		Pennsylvania—0.8%
2,000,000		Blackrock MuniYield Pennsylvania Quality Fund, (663 Series W-7 VRDP Shares) Weekly VRDPs, (Toronto Dominion Bank LIQ), 0.130%, 4/1/2021	2,000,000
9,700,000		Delaware Valley, PA Regional Finance Authority, (Series C) R-Float Weekly VRDNs, 0.140%, 4/1/2021	9,700,000
1,000,000		Lancaster, PA IDA (John F. Martin & Sons, Inc.), (Series A of 2007) Weekly VRDNs, (Fulton Bank, N.A. LOC), 0.450%, 4/1/2021	1,000,000
845,000		Northampton County, PA IDA (Binney & Smith Inc.), (Series 1997A) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LOC), 0.200%, 4/7/2021	845,000
10,000,000		Pennsylvania Housing Finance Agency (Hershey Plaza, PA TC LP), SPEARs 3a7 (Series DBE-8057) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.580%, 4/1/2021	10,000,000
		TOTAL	23,545,000
		Texas—6.0%
13,015,000		Las Varas Public Fac Corporation, TX (Mira Vista SA Apartments, LP), SPEARs 3a7 (Series DBE-8056) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.580%, 4/1/2021	13,015,000
6,090,000		North Central Texas HFDC (Gala at Waxahachie, LP), Tender Option Bond Trust Certificates (Series 2021-XF1099) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 4/1/2021	6,090,000
36,875,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Weekly VRDNs, 0.150%, 4/7/2021	36,875,000
23,500,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2002) Weekly VRDNs, 0.250%, 4/7/2021	23,500,000
20,480,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010C) Daily VRDNs, 0.100%, 4/1/2021	20,480,000
Semi-Annual Shareholder Report

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Texas—continued
$50,475,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 0.140%, 4/7/2021	$50,475,000
5,000,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 0.160%, 4/7/2021	5,000,000
4,925,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), (Series 2011C) Daily VRDNs, (TD Bank, N.A. LOC), 0.060%, 4/1/2021	4,925,000
7,245,000		Travis County, TX Housing Finance Corp., SPEARs (Series DBE-8054) VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.580%, 4/1/2021	7,245,000
10,000,000		Trinity River, TX Public Facilities Authority (FW Stallion Ridge LP), SPEARs 3a7 (Series DBE-8064) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.580%, 4/1/2021	10,000,000
		TOTAL	177,605,000
		Utah—0.3%
10,000,000		Utah State Housing Corporation (Triview Apartment Associates II, LLC), Tender Option Bond Trust Certificates (Series 2019-XF1081) Weekly VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 0.350%, 4/1/2021	10,000,000
		Virginia—0.1%
1,910,000		Emporia, VA Industrial Development Board (Toll VA III LP), (Series 1999) Weekly VRDNs, (Truist Bank LOC), 0.140%, 4/1/2021	1,910,000
		Wisconsin—0.6%
9,200,000		Appleton, WI Redevelopment Authority (Fox Cities Performing Arts Center), (Series 2001B) Weekly VRDNs, (Associated Bank, N.A. LOC), 0.160%, 4/7/2021	9,200,000
250,000		La Crosse, WI IDA (GGP Inc.), (Series A) Weekly VRDNs, (Wells Fargo Bank, N.A. LOC), 0.250%, 4/1/2021	250,000
9,000,000		Wisconsin State HEFA (Marshfield Clinic), (Series 2020C) Weekly VRENs, 0.180%, 4/1/2021	9,000,000
		TOTAL	18,450,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $732,575,000)	732,575,000
		TOTAL INVESTMENT IN SECURITIES—102.6% (IDENTIFIED COST $3,006,040,591)[3]	3,021,922,168
		OTHER ASSETS AND LIABILITIES - NET—(2.6)%[4]	(77,805,162)
		TOTAL NET ASSETS—100%	$2,944,117,006
Semi-Annual Shareholder Report

Securities that are subject to the federal alternative minimum tax (AMT) represent 17.8% of the Fund’s portfolio as calculated based upon total market value.
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At March 31, 2021, this restricted security amounted to $4,014,774, which represented 0.1% of total net assets.
3
The cost of investments for federal tax purposes amounts to $3,006,018,086.
4
Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2021.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of March 31, 2021, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
Semi-Annual Shareholder Report

The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CSD	—Central School District
EDA	—Economic Development Authority
FRNs	—Floating Rate Notes
GANs	—Grant Anticipation Notes
GO	—General Obligation
GTD	—Guaranteed
HEFA	—Health and Education Facilities Authority
HFA	—Housing Finance Authority
HFDC	—Health Facility Development Corporation
IDA	—Industrial Development Authority
IDB	—Industrial Development Bond
INS	—Insured
LIBOR	—London Interbank Offered Rate
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
LT	—Limited Tax
PCFA	—Pollution Control Finance Authority
PCR	—Pollution Control Revenue
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
RANs	—Revenue Anticipation Notes
SFH	—Single Family Housing
SFM	—Single Family Mortgage
SIFMA	—Securities Industry and Financial Markets Association
SOFR	—Secured Overnight Financing Rate
SPEARs	—Short Puttable Exempt Adjustable Receipts
TANs	—Tax Anticipation Notes
TEMPS	—Tax Exempt Mandatory Paydown Securities
TOBs	—Tender Option Bonds
UT	—Unlimited Tax
VMTP	—Variable Rate Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDP(s)	—Variable Rate Demand Preferred(s)
VRENs	—Variable Rate Extendible Notes
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.03	$10.01	$9.98	$10.01	$9.99	$10.00
Income From Investment Operations:
Net investment income	0.01	0.09	0.13	0.10	0.05	0.03
Net realized and unrealized gain (loss)	0.01	0.02	0.03	(0.03)	0.02	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.02	0.11	0.16	0.07	0.07	0.02
Less Distributions:
Distributions from net investment income	(0.01)	(0.09)	(0.13)	(0.10)	(0.05)	(0.03)
Net Asset Value, End of Period	$10.04	$10.03	$10.01	$9.98	$10.01	$9.99
Total Return[1]	0.24%	1.14%	1.59%	0.65%	0.74%	0.21%
Ratios to Average Net Assets:
Net expenses[2]	0.51%[3]	0.57%[4]	0.81%[4]	0.81%[4]	0.81%[4]	0.81%
Net investment income	0.29%[3]	0.94%	1.28%	0.94%	0.54%	0.30%
Expense waiver/reimbursement[5]	0.07%[3]	0.09%	0.13%	0.17%	0.17%	0.21%
Supplemental Data:
Net assets, end of period (000 omitted)	$657,337	$584,371	$626,570	$661,860	$799,292	$785,216
Portfolio turnover	22%	100%	83%	87%	88%	29%
1
Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.57%, 0.81%, 0.81% and 0.81% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended September 30,
		2020	2019	2018	2017	2016
Net Asset Value, Beginning of Period	$10.03	$10.01	$9.98	$10.01	$9.99	$10.00
Income From Investment Operations:
Net investment income	0.02	0.11	0.17	0.14	0.10	0.08
Net realized and unrealized gain (loss)	0.01	0.02	0.03	(0.03)	0.02	(0.01)
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.13	0.20	0.11	0.12	0.07
Less Distributions:
Distributions from net investment income	(0.02)	(0.11)	(0.17)	(0.14)	(0.10)	(0.08)
Net Asset Value, End of Period	$10.04	$10.03	$10.01	$9.98	$10.01	$9.99
Total Return[1]	0.32%	1.35%	2.04%	1.11%	1.19%	0.66%
Ratios to Average Net Assets:
Net expenses[2]	0.36%[3]	0.36%[4]	0.36%[4]	0.36%[4]	0.36%[4]	0.35%
Net investment income	0.44%[3]	1.14%	1.72%	1.39%	0.99%	0.75%
Expense waiver/reimbursement[5]	0.08%[3]	0.08%	0.08%	0.12%	0.12%	0.16%
Supplemental Data:
Net assets, end of period (000 omitted)	$2,222,566	$2,162,027	$2,158,811	$1,711,181	$1,864,456	$1,518,382
Portfolio turnover	22%	100%	83%	87%	88%	29%
1
Based on net asset value. Total returns for periods of less than one year are not annualized.
2
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
3
Computed on an annualized basis.
4
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.36%, 0.36%, 0.36% and 0.36% for the years ended September 30, 2020, 2019, 2018 and 2017, respectively, after taking into account these expense reductions.
5
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2021	Year Ended 9/30/2020	Period Ended 9/30/2019[1]
Net Asset Value, Beginning of Period	$10.03	$10.01	$10.00
Income From Investment Operations:
Net investment income	0.02	0.12	0.05
Net realized and unrealized gain (loss)	0.01	0.02	0.01
TOTAL FROM INVESTMENT OPERATIONS	0.03	0.14	0.06
Less Distributions:
Distributions from net investment income	(0.02)	(0.12)	(0.05)
Net Asset Value, End of Period	$10.04	$10.03	$10.01
Total Return[2]	0.33%	1.37%	0.66%
Ratios to Average Net Assets:
Net expenses[3]	0.34%[4]	0.34%[5]	0.34%[4,5]
Net investment income	0.46%[4]	0.99%	1.52%[4]
Expense waiver/reimbursement[6]	0.06%[4]	0.06%	0.07%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$64,214	$60,784	$12,263
Portfolio turnover	22%	100%	83%[7]
1
Reflects operations for the period from May 29, 2019 (date of initial investment) to September 30, 2019.
2
Based on net asset value. Total returns for periods of less than one year are not annualized.
3
Amount does not reflect net expenses incurred by investment companies in which the Fund may invest.
4
Computed on an annualized basis.
5
The net expense ratio is calculated without reduction for expense offset arrangements. The net expense ratios are 0.34% for the year ended September 30, 2020, and 0.34% for the period ended September 30, 2019, after taking into account these expense reductions.
6
This expense decrease is reflected in both the net expense and net investment income ratios shown above. Amount does not reflect expense waiver/reimbursement recorded by investment companies in which the Fund may invest.
7
Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the fiscal year ended September 30, 2019.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and LiabilitiesMarch 31, 2021 (unaudited)

Assets:
Investment in securities, at value (identified cost $3,006,040,591)		$3,021,922,168
Cash		29,834
Income receivable		13,769,028
Receivable for shares sold		2,194,090
Receivable for investments sold		1,610,031
TOTAL ASSETS		3,039,525,151
Liabilities:
Payable for shares redeemed	$62,399,836
Payable for investments purchased	32,410,243
Income distribution payable	229,275
Payable for other service fees (Notes 2 and 5)	86,062
Payable for investment adviser fee (Note 5)	23,703
Payable for administrative fee (Note 5)	5,214
Accrued expenses (Note 5)	253,812
TOTAL LIABILITIES		95,408,145
Net assets for 293,158,876 shares outstanding		$2,944,117,006
Net Assets Consists of:
Paid-in capital		$2,935,852,928
Total distributable earnings (loss)		8,264,078
TOTAL NET ASSETS		$2,944,117,006
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
Class A Shares:
Net asset value per share ($657,337,443 ÷ 65,456,919 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$10.04
Offering price per share		$10.04
Redemption proceeds per share		$10.04
Institutional Shares:
Net asset value per share ($2,222,565,611 ÷ 221,306,059 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$10.04
Offering price per share		$10.04
Redemption proceeds per share		$10.04
Class R6 Shares:
Net asset value per share ($64,213,952 ÷ 6,395,898 shares outstanding) $0.001 par value, 500,000,000 shares authorized		$10.04
Offering price per share		$10.04
Redemption proceeds per share		$10.04
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of OperationsSix Months Ended March 31, 2021 (unaudited)

Investment Income:
Interest			$11,777,183
Expenses:
Investment adviser fee (Note 5)		$4,386,567
Administrative fee (Note 5)		1,142,993
Custodian fees		56,438
Transfer agent fees (Note 2)		631,248
Directors’/Trustees’ fees (Note 5)		7,666
Auditing fees		15,560
Legal fees		6,138
Other service fees (Notes 2 and 5)		465,047
Portfolio accounting fees		115,060
Share registration costs		80,252
Printing and postage		18,210
Miscellaneous (Note 5)		21,080
TOTAL EXPENSES		6,946,259
Waiver and Reimbursement:
Waiver of investment adviser fee (Note 5)	$(900,377)
Reimbursement of other operating expenses (Notes 2 and 5)	(252,443)
TOTAL WAIVER AND REIMBURSEMENT		(1,152,820)
Net expenses			5,793,439
Net investment income			5,983,744
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments			232,929
Net change in unrealized appreciation of investments			3,164,270
Net realized and unrealized gain (loss) on investments			3,397,199
Change in net assets resulting from operations			$9,380,943
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets

	Six Months Ended (unaudited) 3/31/2021	Year Ended 9/30/2020
Increase (Decrease) in Net Assets
Operations:
Net investment income	$5,983,744	$28,412,990
Net realized gain (loss)	232,929	(6,601,326)
Net change in unrealized appreciation/depreciation	3,164,270	7,666,390
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	9,380,943	29,478,054
Distributions to Shareholders:
Class A Shares	(897,078)	(5,428,040)
Institutional Shares	(4,907,767)	(22,694,604)
Class R6 Shares	(165,713)	(252,413)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(5,970,558)	(28,375,057)
Share Transactions:
Proceeds from sale of shares	1,199,084,197	2,356,103,817
Net asset value of shares issued to shareholders in payment of distributions declared	4,501,737	22,240,324
Cost of shares redeemed	(1,070,061,529)	(2,369,909,496)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	133,524,405	8,434,645
Change in net assets	136,934,790	9,537,642
Net Assets:
Beginning of period	2,807,182,216	2,797,644,574
End of period	$2,944,117,006	$2,807,182,216
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2021 (unaudited)
1. ORGANIZATION
Federated Hermes Fixed Income Securities, Inc. (the “Corporation”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Corporation consists of two portfolios. The financial statements included herein are only those of Federated Hermes Municipal Ultrashort Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolio are presented separately. The assets of each portfolio are segregated and a shareholder’s interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to provide current income exempt from federal regular income tax. Interest income from the Fund’s investments may be subject to the federal AMT for individuals and state and local taxes.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund’s Board of Directors (the “Directors”).
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund
Semi-Annual Shareholder Report

uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors.
Semi-Annual Shareholder Report

Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $1,152,820 is disclosed in this Note 2 and Note 5. For the six months ended March 31, 2021, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$123,487	$(41,441)
Institutional Shares	505,472	(211,002)
Class R6 Shares	2,289	—
TOTAL	$631,248	$(252,443)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund’s Class A Shares to financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Beginning December 1, 2019, the Fund incurred and paid up to 0.15% of the maximum 0.25%. The Fund’s Class A Shares will not incur and pay such other service fees to exceed 0.15% until such time as subsequently approved by the Directors. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2021, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$465,047
Semi-Annual Shareholder Report

Federal Taxes
It is the Fund’s policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2021, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2021, tax years 2017 through 2020 remain subject to examination by the Fund’s major tax jurisdictions, which include the United States of America, the state of Maryland and the Commonwealth of Pennsylvania.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer’s expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Directors. The Fund will not incur any registration costs upon such resales. The Fund’s restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Directors.
Additional information on restricted securities held at March 31, 2021, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Yavapai County, AZ IDA Solid Waste Disposal (Waste Management, Inc.), Solid Waste Disposal Revenue Bonds (Series 2002) TOBs, 2.800%, Mandatory Tender 6/1/2021	6/1/2018	$4,000,000	$4,014,774
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ materially from those estimated. The Fund applies investment company accounting and reporting guidance.
Semi-Annual Shareholder Report

3. CAPITAL STOCK
The following tables summarize capital stock activity:
	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	19,697,307	$197,841,853	27,997,956	$280,018,819
Shares issued to shareholders in payment of distributions declared	86,924	872,978	523,910	5,238,666
Shares redeemed	(12,590,576)	(126,445,207)	(32,829,359)	(328,123,313)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	7,193,655	$72,269,624	(4,307,493)	$(42,865,828)

	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	96,088,091	$965,034,203	200,812,977	$2,008,863,541
Shares issued to shareholders in payment of distributions declared	358,815	3,603,641	1,694,318	16,949,278
Shares redeemed	(90,683,156)	(910,687,343)	(202,538,338)	(2,022,928,238)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	5,763,750	$57,950,501	(31,043)	$2,884,581

	Six Months Ended 3/31/2021		Year Ended 9/30/2020
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	3,610,300	$36,208,141	6,711,460	$67,221,457
Shares issued to shareholders in payment of distributions declared	2,502	25,118	5,237	52,380
Shares redeemed	(3,278,457)	(32,928,979)	(1,880,120)	(18,857,945)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	334,345	$3,304,280	4,836,577	$48,415,892
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	13,291,750	$133,524,405	498,041	$8,434,645
4. FEDERAL TAX INFORMATION
At March 31, 2021, the cost of investments for federal tax purposes was $3,006,018,086. The net unrealized appreciation of investments for federal tax purposes was $15,904,082. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $16,718,220 and net unrealized depreciation from investments for those securities having an excess of cost over value of $814,138.
Semi-Annual Shareholder Report

As of September 30, 2020, the Fund had a capital loss carryforward of $7,876,540 which will reduce the Fund’s taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, these net capital losses retain their character as either short-term or long-term and do not expire.
The following schedule summarizes the Fund’s capital loss carryforwards:
Short-Term	Long-Term	Total
$7,094,408	$782,132	$7,876,540
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.30% of the Fund’s average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee and/or reimburse certain operating expenses of the Fund. For the six months ended March 31, 2021, the Adviser voluntarily waived $900,377 of its fee and voluntarily reimbursed $252,443 of transfer agent fees.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Hermes Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2021, the annualized fee paid to FAS was 0.078% of average daily net assets of the Fund.
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund’s Class A Shares to finance activities intended to result in the sale of these shares. Effective December 1, 2019, the fee was eliminated.
Semi-Annual Shareholder Report

Sales Charges
Front-end sales charges and contingent deferred sales charges do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. Effective December 1, 2019, the maximum 2% sales charge imposed on Class A Shares was eliminated.
Other Service Fees
For the six months ended March 31, 2021, FSSC received $276 of the other service fees disclosed in Note 2.
Interfund Transactions
During the six months ended March 31, 2021, the Fund engaged in purchase and sale transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase and sale transactions complied with Rule 17a-7 under the Act and amounted to $442,420,000 and $409,710,000 respectively. Net realized gain (loss) recognized on these transactions was $0.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses and proxy-related expenses, paid by the Fund, if any) paid by the Fund’s Class A Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and reimbursements) will not exceed 0.51%, 0.36% and 0.34% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2021; or (b) the date of the Fund’s next effective Prospectus. While the Adviser and its affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Directors.
Directors’/Trustees’ and Miscellaneous Fees
Certain Officers and Directors of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Independent Directors’/Trustees’ fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. Investment TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2021, were as follows:
Purchases	$495,962,052
Sales	$493,286,131
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7. LINE OF CREDIT
The Fund participates with certain other Federated Hermes Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement dated June 24, 2020. The LOC was made available to temporarily finance the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund’s ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), or a replacement rate as appropriate, and (iii) 0.0%, plus (b) a margin. Any fund eligible to borrow under the LOC pays its pro rata share of an upfront fee, and its pro rata share of a commitment fee based on the amount of the lenders’ commitment that has not been utilized, quarterly in arrears and at maturity. As of March 31, 2021, the Fund had no outstanding loans. During the six months ended March 31, 2021, the Fund did not utilize the LOC.
8. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Hermes, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2021, there were no outstanding loans. During the six months ended March 31, 2021, the program was not utilized.
9. OTHER MATTERS
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread globally. As of the date of the issuance of these financial statements, this coronavirus has resulted in closing borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, and disruptions to supply chains, workflow operations and consumer activity, as well as general concern and uncertainty. The impact of this coronavirus may be short-term or may last for an extended period of time and has resulted in a substantial economic downturn. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks. The impact of this outbreak, and other epidemics and pandemics that may arise in the future, could continue to negatively affect the worldwide economy, as well as the economies of individual countries, individual companies (including certain Fund service providers and issuers of the Fund’s investments) and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the Fund’s performance.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2020 to March 31, 2021.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2020	Ending Account Value 3/31/2021	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000.00	$1,002.40	$2.55
Institutional Shares	$1,000.00	$1,003.20	$1.80
Class R6 Shares	$1,000.00	$1,003.40	$1.70
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000.00	$1,022.39	$2.57
Institutional Shares	$1,000.00	$1,023.14	$1.82
Class R6 Shares	$1,000.00	$1,023.24	$1.72
1
Expenses are equal to the Fund’s annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:
Class A Shares	0.51%
Institutional Shares	0.36%
Class R6 Shares	0.34%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2020
Federated Municipal Ultrashort Fund (the “Fund”)
(EFFECTIVE CLOSE OF BUSINESS ON JUNE 26, 2020, THE FUND’S NAME CHANGED TO FEDERATED HERMES MUNICIPAL ULTRASHORT FUND)
At its meetings in May 2020 (the “May Meetings”), the Fund’s Board of Directors (the “Board”), including a majority of those Directors who are not “interested persons” of the Fund, as defined in the Investment Company Act of 1940 (the “Independent Directors”), reviewed and unanimously approved the continuation of the investment advisory contract between the Fund and Federated Investment Management Company (the “Adviser”) (the “Contract”) for an additional one-year term. The Board’s determination to approve the continuation of the Contract reflects the exercise of its business judgment after considering all of the information and factors believed to be relevant and appropriate on whether to continue the existing arrangements. The information, factors and conclusions that formed the basis for the Board’s approval are summarized below.
Information Received and Review Process
At the request of the Independent Directors, the Fund’s Chief Compliance Officer (the “CCO”) furnished to the Board in advance of its May Meetings an independent written evaluation presenting on the topics discussed below. The Board considered the CCO’s independent written evaluation (the “CCO Fee Evaluation Report”), along with other information, in evaluating the reasonableness of the Fund’s management fee and in determining to approve the continuation of the Contract. The CCO, in preparing the CCO Fee Evaluation Report, has the authority to retain consultants, experts or staff as reasonably necessary to assist in the performance of his duties, reports directly to the Board, and can be terminated only with the approval of a majority of the Independent Directors. At the request of the Independent Directors, the CCO Fee Evaluation Report followed the same general approach and covered the same topics as that of the report that had previously been delivered by the CCO in his capacity as “Senior Officer” prior to the elimination of the Senior Officer position in December 2017.
In addition to the extensive materials that comprise and accompany the CCO Fee Evaluation Report, in the months preceding the May Meetings, the Board requested and reviewed written responses and supporting materials prepared by the Adviser and its affiliates (collectively, “Federated Hermes”) in response to requests posed to Federated Hermes on behalf of the Independent Directors encompassing a wide variety of topics. The Board also considered such additional matters as the Independent Directors deemed reasonably necessary to evaluate the Contract, which included detailed information about the Fund and Federated Hermes furnished to the Board at its meetings
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throughout the year and in between regularly scheduled meetings on particular matters as the need arose, as well as information specifically prepared in connection with the approval of the continuation of the Contract that was presented at the May Meetings.
The Board’s consideration of the Contract included review of materials and information covering the following matters, among others: the Adviser’s and sub-adviser’s investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund’s short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, and relative to the Fund’s particular investment program and a group of its peer funds and/or its benchmark, as appropriate) and comments on the reasons for the Fund’s performance; the Fund’s investment objectives; the Fund’s expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to a group of its peer funds), with due regard for contractual or voluntary expense limitations (if any); the use and allocation of brokerage commissions derived from trading the Fund’s portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial and other risks assumed by the Adviser in sponsoring and managing the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund’s relationship to the other funds advised by Federated Hermes (each, a “Federated Hermes Fund”), which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated Hermes Funds and the Federated Hermes’ affiliates that service them (including communications from regulatory agencies), as well as Federated Hermes’ responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated Hermes Funds and/or Federated Hermes may be responding to them. In addition, the Board received and considered information furnished by Federated Hermes on the impacts of the coronavirus (COVID-19) outbreak on Federated Hermes generally and the Fund in particular, including, among other information, the current and anticipated impacts on the management, operations and performance of the Fund. The Board noted that its evaluation process is evolutionary and that the criteria considered and the emphasis placed on relevant criteria may change in recognition of changing circumstances in the mutual fund marketplace.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in determining to approve the Contract. Using these judicial decisions as a guide, the Board observed that the following factors may be relevant to an adviser’s fiduciary duty with respect to its receipt of
Semi-Annual Shareholder Report

compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the fund, its benchmark, and comparable funds); (2) an adviser’s cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out” financial benefits that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds both internally and externally as well as management fees charged to institutional and other advisory clients of the adviser for what might be viewed as like services); and (6) the extent of care, conscientiousness and independence with which the fund’s board members perform their duties and their expertise (including whether they are fully informed about all facts the board deems relevant to its consideration of an adviser’s services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for a fund board’s approval of the fund’s investment advisory contracts generally align with the factors listed above. The Board was aware of these factors and was guided by them in its review of the Contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Hermes on matters relating to the Federated Hermes Funds. While individual members of the Board may have weighed certain factors differently, the Board’s determination to continue the Contract was based on a comprehensive consideration of all information provided to the Board throughout the year and specifically with respect to the continuation of the Contract. The Independent Directors were assisted throughout the evaluation process by independent legal counsel. In connection with their deliberations at the May Meetings, the Independent Directors met separately in executive session with their independent legal counsel and without management present to review the relevant materials and consider their responsibilities under applicable laws. In addition, senior management representatives of Federated Hermes also met with the Independent Directors and their independent legal counsel to discuss the materials and presentations furnished to the Board at the May Meetings. The Board considered the approval of the Contract for the Fund as part of its consideration of agreements for funds across the Federated Hermes Funds family, but its approvals were made on a fund-by-fund basis.
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Nature, Extent and Quality of Services
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser’s personnel, experience and track record, as well as the financial resources and overall reputation of Federated Hermes and its willingness to invest in personnel and infrastructure that benefit the Federated Hermes Funds. The Board noted the significant acquisition of Hermes Fund Managers Limited by Federated Hermes in 2018, which has deepened the organization’s investment management expertise and capabilities and expanded the investment process for all of the Federated Hermes Funds to incorporate environmental, social and governance (“ESG”) factors and issuer engagement on ESG matters.
In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund and the Adviser’s ability and experience in attracting and retaining qualified personnel to service the Fund. The Board noted the compliance program of the Adviser and the compliance-related resources devoted by the Adviser and its affiliates in support of the Fund’s obligations pursuant to Rule 38a-1 under the Investment Company Act of 1940, including the Adviser’s commitment to respond to rulemaking and other regulatory initiatives of the SEC such as the liquidity risk management program rules. In addition, the Board considered the response by the Adviser to recent market conditions and considered the overall performance of the Adviser in this context. The Fund’s ability to deliver competitive performance when compared to its Performance Peer Group (as defined below) was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund’s investment program. The Adviser’s ability to execute this program was one of the Board’s considerations in reaching a conclusion that the nature, extent and quality of the Adviser’s investment management and related services warrant the continuation of the Contract.
Fund Investment Performance
In evaluating the Fund’s investment performance, the Board considered performance results in light of the Fund’s investment objective, strategies and risks, as disclosed in the Fund’s prospectus. The Board also considered the Fund’s performance in light of the overall recent market conditions. The Board considered detailed investment reports on the Fund’s performance over different time periods that were provided to the Board throughout the year and in connection with the May Meetings and evaluated the Adviser’s analysis of the Fund’s performance for these time periods. The Board also reviewed comparative information regarding the performance of other mutual funds in the category of peer funds selected by Morningstar, Inc. (the “Morningstar”), an independent fund ranking organization (the “Performance Peer Group”), noting the CCO’s view that comparisons to fund peer groups may be helpful,
Semi-Annual Shareholder Report

though not conclusive, in evaluating the performance of the Adviser in managing the Fund. The Board considered, in evaluating such comparisons, that in some cases there may be differences in the funds’ objectives or investment management techniques, or the costs to implement the funds, even within the same Performance Peer Group.
The Fund’s performance fell below the median of the relevant Performance Peer Group for the one-year, three-year and five-year periods ended December 31, 2019. The Board discussed the Fund’s performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Contract.
Fund Expenses
While mindful that courts have cautioned against giving too much weight to comparative information concerning fees charged by other advisers for managing funds with comparable investment programs, the Board has found the use of such comparisons to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund’s total expense ratio (i.e., gross and net advisory fees, administrative fees, custody fees, portfolio accounting fees and transfer agency fees) relative to an appropriate group of peer funds compiled by Federated Hermes from the category of peer funds selected by Morningstar (the “Expense Peer Group”). The Board received a description of the methodology used to select the Expense Peer Group from the overall Morningstar category. The Board also reviewed comparative information regarding the fees and expenses of the broader group of funds in the overall Morningstar category. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because such comparisons are believed to be more relevant. The Board considered that other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles, and they are the type of investment vehicle, in fact, chosen and maintained by the Fund’s investors. The Board noted that the range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate and other expenses of the Fund and noted the position of the Fund’s fee rates relative to its Expense Peer Group. In this regard, the Board noted that the contractual advisory fee rate was below the median of the Expense Peer Group and the Board was satisfied that the overall expense structure of the Fund remained competitive.
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For comparison, the Board received and considered information about the fees charged by Federated Hermes for providing advisory services to other types of clients with investment strategies similar to those of the Federated Hermes Funds, including non-mutual fund clients such as institutional separate accounts and third-party unaffiliated mutual funds for which the Adviser or its affiliates serve as sub-adviser. The Board noted the CCO’s conclusion that non-mutual fund clients are inherently different products due to the following differences, among others: (i) different types of targeted investors; (ii) different applicable laws and regulations; (iii) different legal structures; (iv) different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; (v) and the time spent by portfolio managers and their teams (among other personnel across various departments, including legal, compliance and risk management) in reviewing securities pricing, addressing different administrative responsibilities, and addressing different degrees of risk associated with management; and (vi) a variety of different costs. The Board also considered information regarding the differences in the nature of the services required for Federated Hermes to manage its proprietary mutual fund business versus managing a discrete pool of assets as a sub-adviser to another institution’s mutual fund, noting that Federated Hermes generally performs significant additional services and assumes substantially greater risks in managing the Fund and other Federated Hermes Funds than in its role as sub-adviser to an unaffiliated third-party mutual fund. The Board noted that the CCO did not consider the fees for providing advisory services to other types of clients to be determinative in judging the appropriateness of the Federated Hermes Funds’ advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the fees and expenses of the Fund are reasonable and supported renewal of the Contract.
Profitability and Other Benefits
The Board also received financial information about Federated Hermes, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated Hermes derived from its relationships with the Federated Hermes Funds. This information covered not only the fees under the Federated Hermes Funds’ investment advisory contracts, but also fees received by Federated Hermes’ affiliates for providing other services to the Federated Hermes Funds under separate contracts (e.g., for serving as the Federated Hermes Funds’ administrator and distributor). In this regard, the Board considered that certain of Federated Hermes’ affiliates provide distribution and shareholder services to the Federated Hermes Funds, for which they may be compensated through distribution and servicing fees paid pursuant to Rule 12b-1 plans or otherwise. The Board also received and considered information detailing any indirect benefit Federated Hermes may derive from its receipt of research services from brokers who execute portfolio trades for the Federated Hermes Funds. In addition, the Board considered the fact that, in
Semi-Annual Shareholder Report

order for the Federated Hermes Funds to be competitive in the marketplace, the Adviser and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Federated Hermes Fund shareholders and/or reported to the Board their intention to do so in the future. Moreover, the Board received and considered regular reports from Federated Hermes throughout the year as to the institution, adjustment or elimination of these voluntary waivers and/or reimbursements.
The Board received and considered information furnished by Federated Hermes, as requested by the CCO, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the CCO and described to the Board. The Board considered the CCO’s view that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the CCO to question the precision of the process and to conclude that such reports may be unreliable, because a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a Federated Hermes Fund and may produce unintended consequences. The allocation information, including the CCO’s view that fund-by-fund estimations may be unreliable, was considered in the evaluation by the Board. In addition, the Board considered that, during the prior year, an independent consultant conducted a review of the allocation methodologies used by Federated Hermes in estimating profitability for purposes of reporting to the Board in connection with the continuation of the Contract. The Board noted the consultant’s view that, although there is no single best method to allocate expenses, the methodologies used by Federated Hermes are reasonable.
The Board also reviewed information compiled by Federated Hermes comparing its profitability information to other publicly held fund management companies, including information regarding profitability trends over time. The Board considered the CCO’s conclusion that, based on such profitability information, Federated Hermes’ profit margins did not appear to be excessive. The Board also considered the CCO’s view that Federated Hermes appeared financially sound, with the resources necessary to fulfill its obligations under its contracts with the Federated Hermes Funds.
Economies of Scale
The Board received and considered information about the notion of possible realization of “economies of scale” as a fund grows larger, the difficulties of calculating economies of scale at an individual fund level, and the extent to which potential scale benefits are shared with shareholders. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated Hermes Funds, such as personnel and processes for the portfolio management, trading operations, issuer engagement (including with respect to ESG matters), shareholder
Semi-Annual Shareholder Report

services, compliance, business continuity, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and use of data. The Board noted that Federated Hermes’ investments in these areas are extensive and are designed to provide enhanced services to the Federated Hermes Funds and their shareholders. The Board considered that the benefits of these investments (as well as the benefits of any economies of scale, should they exist) are likely to be shared with the Federated Hermes Fund family as a whole. In addition, the Board considered that the Adviser and its affiliates have frequently waived fees and/or reimbursed expenses for the Federated Hermes Funds and that such waivers and reimbursements are another means for potential economies of scale to be shared with shareholders and can provide protection from an increase in expenses if a Federated Hermes Fund’s assets decline. Federated Hermes, as it does throughout the year, and specifically in connection with the Board’s review of the Contract, furnished information relative to adviser-paid fees (commonly referred to as revenue sharing). The Board considered the beliefs of Federated Hermes and the CCO that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels, and should not be viewed to determine the appropriateness of advisory fees. The Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
Conclusions
The Board considered the CCO’s conclusion that his observations and the information accompanying the CCO Fee Evaluation Report show that the management fee for the Fund was reasonable and the CCO’s recommendation that the Board approve the management fee. The Board noted that, under these circumstances, no changes were recommended to, and no objection was raised to the continuation of, the Contract by the CCO. The CCO also recognized that the Board’s evaluation of the Federated Hermes Funds’ advisory and subadvisory arrangements is a continuing and on-going process that is informed by the information that the Board requests and receives from management throughout the course of the year and, in this regard, the CCO noted certain items for future reporting to the Board or further consideration by management as the Board continues its on-going oversight of the Federated Hermes Funds.
In its determination to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund’s operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser’s industry standing and reputation and
Semi-Annual Shareholder Report

with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board’s approval of the Contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors summarized above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the Contract was appropriate.
The Board based its determination to approve the Contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily deemed to be relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were deemed to be relevant, the Board’s determination to approve the continuation of the Contract reflects its view that Federated Hermes’ performance and actions provided a satisfactory basis to support the determination to continue the existing arrangement.
Semi-Annual Shareholder Report

Liquidity Risk Management Program–
Annual Evaluation of Adequacy and Effectiveness
In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (the “Liquidity Rule”), Federated Hermes Fixed Income Securities, Inc. (the Corporation) has adopted and implemented a liquidity risk management program (the “Program”) for Federated Hermes Municipal Ultrashort Fund (the “Fund” and, collectively with the Federated Hermes funds, the “Federated Hermes Funds”). The Program seeks to assess and manage the Fund’s liquidity risk. “Liquidity risk” is defined under the Liquidity Rule as the risk that the Fund is unable to meet redemption requests without significantly diluting remaining investors’ interests in the Fund. The Board of Directors of the Corporation (the “Board”) has approved the designation of the Fund’s investment adviser as the administrator for the Program for the Fund. Each affiliated Federated Hermes advisory subsidiary (including the Fund’s investment adviser) that serves as investment adviser to a Federated Hermes Fund (including the Fund) has been approved as the administrator of the Program for each Federated Hermes Fund they manage (each an “Administrator”). The Administrator in turn has delegated daily responsibility for the administration of the Program to multiple Liquidity Risk Management Committees (the “Committees”). The Committees, which are comprised of representatives of Enterprise Risk Management, Compliance, Investment Management and Trading, must review and assess certain information related to the liquidity of the Federated Hermes Funds, including the Fund.
The Program is comprised of various components designed to support the assessment and/or management of liquidity risk, including: (1) the periodic assessment (no less frequently than annually) of certain factors that influence the Fund’s liquidity risk; (2) the periodic classification (no less frequently than monthly) of the Fund’s investments into one of four liquidity categories that reflect an estimate of their liquidity under current market conditions; (3) a 15% limit on the acquisition of “illiquid investments” (as defined under the Liquidity Rule); (4) to the extent a Fund does not invest primarily in “highly liquid investments” (as defined under the Liquidity Rule), the determination of a minimum percentage of the Fund’s assets that generally will be invested in highly liquid investments (an “HLIM”); (5) if a Fund has established an HLIM, the periodic review (no less frequently than annually) of the HLIM and the adoption of policies and procedures for responding to a shortfall of the Fund’s highly liquid investments below its HLIM; and (6) periodic reporting to the Board.
At its meetings in May 2020, the Board received and reviewed a written report (the “Report”) from the Federated Hermes Funds’ Chief Compliance Officer and Chief Risk Officer, on behalf of the Administrator, concerning the operation of the Program for the period from the Program’s inception on
Semi-Annual Shareholder Report

December 1, 2018 through March 31, 2020 (the “Period”). The Report addressed the operation of the Program and assessed its adequacy and effectiveness, including, where applicable, the operation of any HLIM established for a Federated Hermes Fund and each Federated Hermes Fund’s access to other available funding sources such as the Federated Hermes Funds’ interfund lending facility, redemptions in-kind and committed lines of credit. There were no material changes to the Program during the Period. The Report summarized the operation of the Program and the information and factors considered by the Administrator in assessing whether the Program has been adequately and effectively implemented with respect to the Federated Hermes Funds. Such information and factors included, among other things:
■ confirmation that the Fund did not utilize alternative funding sources during the Period;
■ the periodic classifications of the Fund’s investments into one of four liquidity categories and the methodologies and inputs used to classify the investments, including the Fund’s reasonably anticipated trade size;
■ the analysis received from a third-party liquidity assessment vendor that is taken into account in the process of determining the liquidity classifications of the Fund’s investments and the results of an evaluation of the services performed by the vendor in support of this process;
■ the fact that the Fund invested primarily in highly liquid investments during the Period and, therefore, was not required to establish, and has not established, an HLIM and the procedures for monitoring the status of the Fund as investing primarily in highly liquid investments;
■ the fact that the Fund invested no more than 15% of its assets in illiquid investments during the Period and the procedures for monitoring this limit; and
■ liquidity events during the Period, including the impact on liquidity caused by extended non-U.S. market closures and the market disruptions resulting from the novel coronavirus outbreak, and the fact that there were no specific liquidity events during the Period that materially affected the Fund’s liquidity risk.
Based on this review, the Fund’s investment adviser, in its role as Administrator, collectively with the other investment advisers to the Federated Hermes Funds, concluded that the Program is operating effectively to assess and manage the Fund’s liquidity risk, and that the Program has been and continues to be adequately and effectively implemented to monitor and, as applicable, respond to the Fund’s liquidity developments.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC’s website at sec.gov.
Quarterly Portfolio Schedule
Each fiscal quarter, the Fund will file with the SEC a complete schedule of its monthly portfolio holdings on “Form N-PORT.” The Fund’s holdings as of the end of the third month of every fiscal quarter, as reported on Form N-PORT, will be publicly available on the SEC’s website at sec.gov within 60 days of the end of the fiscal quarter upon filing. You may also access this information via the link to the Fund and share class name at FederatedInvestors.com.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund’s Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
 IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund’s “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Hermes Municipal Ultrashort Fund
Federated Hermes Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31417P866
CUSIP 31417P858
CUSIP 31417P817
28391 (5/21)
© 2021 Federated Hermes, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Hermes Fixed Income Securities, Inc.

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date May 24, 2021

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date May 24, 2021